Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Event
Note 11. Subsequent Event	On March 31, 2021, the Company cancelled 3,500,000 of its issued common shares at the request of a shareholder with no consideration returned to the shareholder.